Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs 	     Common    002824100    256129   3735838  SH	  Sole
Accenture Ltd	     Common    G1151C101    268662   3836386  SH	  Sole
Allergan	     Common    018490102    249024   2719194  SH          Sole
Apple Inc            Common    037833100    439790    659099  SH          Sole
CH Robinson Inc	     Common    12541W209    110440   1886254  SH	  Sole
Cognizant Tech Sol   Common    192446102    296139   4235398  SH          Sole
Factset Res	     Common    303075105    197728   2050697  SH          Sole
Google		     Common    38259P508    317188    420395  SH          Sole
Intuit Inc	     Common    461202103    222683   3781977  SH          Sole
Intuitive Surgical   Common    46120E602    228585    461201  SH          Sole
Microsoft Corp       Common    594918104    248220   8335128  SH          Sole
Nike Inc Cl B        Common    654106103    125989   1327456  SH          Sole
Oracle Corp	     Common    68389X105    239170   7595121  SH          Sole
Qualcomm Inc         Common    747525103    292853   4686402  SH	  Sole
Starbucks Corp       Common    855244109    243445   4796946  SH          Sole
T Rowe Price Grp Inc Common    74144T108    258503   4083778  SH          Sole
Varian Medical Sys   Common    92220P105    180539   2993022  SH	  Sole